Shareholders Notes Payable (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Shareholders Notes Payable [Line Items]
Loan term		36 months
Paul Turin and Greg Delory [Member] | Related Party [Member]
Shareholders Notes Payable [Line Items]
Debt payable		$ 552,877	$ 427,103
Minimum [Member]
Shareholders Notes Payable [Line Items]
Loan term	5 months
Interest rate	6.50%	6.50%
Maximum [Member]
Shareholders Notes Payable [Line Items]
Loan term	36 months
Interest rate	11.25%	11.25%